INTANGIBLE ASSETS, NET - Additional information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
INTANGIBLE ASSETS, NET
Amortization of intangible assets	$ 2,825	$ 2,446	$ 2,494
2026	2,164
2027	2,164
2028	2,101
2029	1,052
2030	903
Thereafter	$ 3,613